T. ROWE PRICE NEW INCOME FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 37.8%
FINANCIAL INSTITUTIONS 14.2%
Banking 8.0%
AIB Group, VR, 4.263%, 4/10/25 (1)(2)	24,875	26,920
Banco de Bogota, 4.375%, 8/3/27 (3)	34,200	35,956
Banco Santander, 3.49%, 5/28/30	11,800	12,951
Banco Santander Chile, 3.875%, 9/20/22 (1)	18,645	19,736
Banco Santander Mexico, 5.375%, 4/17/25 (1)	30,000	33,878
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (1)(2)(3)	23,000	23,185
Bank of America, VR, 1.898%, 7/23/31 (2)(3)	23,430	23,576
Bank of America, VR, 2.676%, 6/19/41 (2)(3)	30,280	30,923
Bank of America, VR, 3.366%, 1/23/26 (2)	35,000	38,384
Bank of America, VR, 3.419%, 12/20/28 (2)(3)	9,335	10,412
Bank of America, VR, 3.55%, 3/5/24 (2)	47,295	50,572
Bank of America, VR, 3.559%, 4/23/27 (2)	11,780	13,236
Bank of America, VR, 4.271%, 7/23/29 (2)	43,560	51,412
Barclays, 3.684%, 1/10/23	16,571	17,171
Barclays, VR, 2.852%, 5/7/26 (2)	25,385	26,782
Barclays, VR, 3.932%, 5/7/25 (2)	20,485	22,210
Barclays, VR, 4.61%, 2/15/23 (2)	34,120	35,869
Barclays Bank, 5.14%, 10/14/20	32,074	32,249
BBVA Bancomer, 4.375%, 4/10/24 (1)	45,790	49,563
BBVA Bancomer, VR, 5.125%, 1/18/33 (2)(3)	24,500	23,566
BBVA Bancomer, VR, 5.875%, 9/13/34 (2)(3)	13,550	13,641
Capital One Bank USA, 3.375%, 2/15/23	17,664	18,674
Capital One Financial, 0.80%, 6/12/24 (EUR)	16,850	20,093
Capital One Financial, 3.20%, 1/30/23	3,797	4,013
Capital One Financial, 3.30%, 10/30/24 (3)	41,427	45,054
Capital One Financial, 3.75%, 3/9/27	17,285	19,212
Capital One Financial, 3.80%, 1/31/28 (3)	43,030	48,007

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Capital One Financial, 3.90%, 1/29/24 (3)	13,130	14,297
Citigroup, VR, 3.106%, 4/8/26 (2)(3)	23,895	25,946
Credit Suisse, 2.95%, 4/9/25	14,125	15,473
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(2)	22,165	22,879
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(2)(3)	28,155	29,422
Credit Suisse Group, VR, 4.194%, 4/1/31 (1)(2)	42,515	49,583
Danske Bank, 2.00%, 9/8/21 (1)	21,880	22,180
Danske Bank, 2.70%, 3/2/22 (1)	15,980	16,459
Danske Bank, 3.875%, 9/12/23 (1)(3)	12,821	13,816
Danske Bank, 5.375%, 1/12/24 (1)	21,050	23,791
Danske Bank, VR, 3.001%, 9/20/22 (1)(2)	7,575	7,726
Danske Bank, VR, 3.244%, 12/20/25 (1)(2)	12,910	13,819
Discover Financial Services, 3.75%, 3/4/25 (3)	18,180	19,812
Discover Financial Services, 4.10%, 2/9/27	49,385	54,885
Fifth Third Bancorp, 2.55%, 5/5/27 (3)	9,010	9,746
Goldman Sachs Group, 3.50%, 11/16/26	11,970	13,318
Goldman Sachs Group, VR, 4.223%, 5/1/29 (2)	25,168	29,442
HSBC Holdings, 3.90%, 5/25/26	9,845	11,104
HSBC Holdings, VR, 2.099%, 6/4/26 (2)	21,365	21,819
HSBC Holdings, VR, 3.95%, 5/18/24 (2)	10,790	11,644
HSBC Holdings, VR, 4.292%, 9/12/26 (2)	2,375	2,675
JPMorgan Chase, 3.90%, 7/15/25	9,095	10,355
JPMorgan Chase, VR, 2.083%, 4/22/26 (2)	55,005	57,694
JPMorgan Chase, VR, 2.182%, 6/1/28 (2)	33,125	34,310
JPMorgan Chase, VR, 2.522%, 4/22/31 (2)	28,070	29,956
JPMorgan Chase, VR, 2.739%, 10/15/30 (2)(3)	20,470	22,040
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)(3)	47,773	51,198
Natwest Group, 3.875%, 9/12/23	13,898	15,081
Natwest Group, 5.125%, 5/28/24	22,657	25,007
Natwest Group, 6.125%, 12/15/22	751	824
Natwest Group, VR, 3.498%, 5/15/23 (2)	40,780	42,510

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (2)	28,505	28,519
Standard Chartered, VR, 4.644%, 4/1/31 (1)(2)(3)	27,030	31,760
Synchrony Financial, 4.25%, 8/15/24 (3)	5,540	5,965
Synchrony Financial, 4.375%, 3/19/24 (3)	7,450	7,997
UBS Group, VR, 1.364%, 1/30/27 (1)(2)(3)	15,055	15,172
Wells Fargo, 4.30%, 7/22/27	11,980	13,781
Wells Fargo, VR, 2.188%, 4/30/26 (2)	16,835	17,593
Wells Fargo, VR, 2.393%, 6/2/28 (2)(3)	28,645	29,898
Wells Fargo, VR, 2.572%, 2/11/31 (2)(3)	31,465	32,916
Wells Fargo, VR, 2.879%, 10/30/30 (2)(3)	55,105	59,198
Wells Fargo, VR, 3.068%, 4/30/41 (2)	49,265	52,283
Wells Fargo, VR, 4.478%, 4/4/31 (2)	16,395	19,956
		1,781,094
Brokerage Asset Managers Exchanges 0.2%
Intercontinental Exchange, 0.70%, 6/15/23 (3)	3,880	3,905
Intercontinental Exchange, 1.85%, 9/15/32 (3)	19,550	19,793
Intercontinental Exchange, 2.65%, 9/15/40	15,325	15,512
		39,210
Finance Companies 0.8%
AerCap Ireland Capital, 3.50%, 1/15/25	4,085	3,962
AerCap Ireland Capital, 4.625%, 7/1/22	9,300	9,521
AerCap Ireland Capital, 4.875%, 1/16/24 (3)	30,027	30,803
AerCap Ireland Capital, 6.50%, 7/15/25	4,515	4,900
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	7,215	6,647
Avolon Holdings Funding, 4.375%, 5/1/26 (1)	15,400	13,918
Avolon Holdings Funding, 5.125%, 10/1/23 (1)	39,095	37,727
GE Capital International Funding, 3.373%, 11/15/25 (3)	53,835	57,107
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	15,190	15,793
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	5,951	6,263
		186,641

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Insurance 1.9%
Aflac, 3.60%, 4/1/30 (3)	7,455	8,712
AIA Group, 3.90%, 4/6/28 (1)	42,045	47,543
American International Group, 3.90%, 4/1/26	587	671
Anthem, 2.25%, 5/15/30	7,255	7,495
Centene, 3.375%, 2/15/30	23,860	24,934
Centene, 4.25%, 12/15/27	33,734	35,505
Centene, 4.625%, 12/15/29	32,440	35,441
Centene, 5.375%, 6/1/26 (1)	16,545	17,496
CNO Financial Group, 5.25%, 5/30/25 (3)	34,660	39,469
Equitable Holdings, 3.90%, 4/20/23 (3)	8,105	8,733
Fidelity National Financial, 4.50%, 8/15/28	13,010	14,870
Humana, 3.85%, 10/1/24	23,705	26,181
Humana, 4.50%, 4/1/25 (3)	6,375	7,371
Humana, 4.875%, 4/1/30 (3)	11,987	15,031
Marsh & McLennan, 2.25%, 11/15/30	9,175	9,619
UnitedHealth Group, 2.00%, 5/15/30 (3)	9,435	9,849
UnitedHealth Group, 2.75%, 5/15/40	12,375	13,064
UnitedHealth Group, 2.90%, 5/15/50 (3)	17,580	18,463
UnitedHealth Group, 3.50%, 8/15/39 (3)	5,310	6,064
UnitedHealth Group, 3.70%, 12/15/25 (3)	21,755	24,973
UnitedHealth Group, 4.25%, 6/15/48	15,025	19,059
UnitedHealth Group, 4.45%, 12/15/48	2,455	3,216
Willis North America, 3.60%, 5/15/24	20,420	22,255
		416,014
Real Estate Investment Trusts 3.3%
Alexandria Real Estate Equities, 1.875%, 2/1/33	12,330	12,180
Alexandria Real Estate Equities, 2.75%, 12/15/29 (3)	17,305	18,735
Alexandria Real Estate Equities, 3.95%, 1/15/27	26,345	29,869
Alexandria Real Estate Equities, 3.95%, 1/15/28	16,220	18,636

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
American Campus Communities Operating Partnership, 2.85%,
2/1/30 (3)	37,652	37,487
American Campus Communities Operating Partnership, 3.30%,
7/15/26	16,895	18,011
American Campus Communities Operating Partnership,
3.625%, 11/15/27	18,040	19,124
Boston Properties, 2.75%, 10/1/26 (3)	26,708	28,814
Boston Properties, 3.20%, 1/15/25 (3)	4,629	5,011
Boston Properties, 3.25%, 1/30/31	10,455	11,363
Boston Properties, 3.65%, 2/1/26	20,960	23,343
Brixmor Operating Partnership, 3.65%, 6/15/24	43,450	45,402
Brixmor Operating Partnership, 3.85%, 2/1/25	6,175	6,543
Brixmor Operating Partnership, 3.90%, 3/15/27	31,087	32,618
Brixmor Operating Partnership, 4.125%, 6/15/26	57,211	61,734
Essex Portfolio, 1.65%, 1/15/31	10,390	10,074
Essex Portfolio, 3.625%, 5/1/27	11,045	12,340
Healthpeak Properties, 2.875%, 1/15/31 (3)	3,585	3,811
Healthpeak Properties, 3.25%, 7/15/26 (3)	3,455	3,855
Healthpeak Properties, 3.50%, 7/15/29	3,910	4,340
Highwoods Realty, 4.125%, 3/15/28 (3)	17,905	19,755
Highwoods Realty, 4.20%, 4/15/29	12,180	13,628
Prologis, 1.25%, 10/15/30	9,095	8,847
Regency Centers, 3.70%, 6/15/30	12,500	13,805
Regency Centers, 4.125%, 3/15/28	10,100	11,204
Simon Property Group, 2.65%, 7/15/30	18,417	18,422
Simon Property Group, 3.30%, 1/15/26 (3)	7,155	7,818
Simon Property Group, 3.50%, 9/1/25 (3)	16,470	18,090
Simon Property Group, 3.80%, 7/15/50	19,240	19,928
Ventas Realty, 3.25%, 10/15/26	51,880	55,251
VEREIT Operating Partnership, 3.40%, 1/15/28	6,130	6,354
VEREIT Operating Partnership, 3.95%, 8/15/27	29,214	31,165
VEREIT Operating Partnership, 4.60%, 2/6/24 (3)	42,230	45,184

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
VEREIT Operating Partnership, 4.875%, 6/1/26	47,755	53,019
		725,760
Total Financial Institutions		3,148,719
INDUSTRIAL 20.5%
Basic Industry 0.4%
Anglo American Capital, 4.125%, 9/27/22 (1)	10,475	11,038
Celulosa Arauco y Constitucion, 3.875%, 11/2/27 (3)	20,810	22,133
Ecolab, 4.80%, 3/24/30	2,040	2,588
Suzano Austria, 5.00%, 1/15/30 (3)	14,230	15,217
Suzano Austria, 6.00%, 1/15/29 (3)	19,970	22,681
Westlake Chemical, 1.625%, 7/17/29 (EUR)	11,421	13,219
		86,876
Capital Goods 0.5%
Boral Finance, 3.00%, 11/1/22 (1)	5,705	5,829
Boral Finance, 3.75%, 5/1/28 (1)	52,215	51,905
General Electric, 5.55%, 1/5/26	20,985	24,383
General Electric, Series D, VR, 5.00% (2)(3)(4)	9,746	7,590
Martin Marietta Materials, 4.25%, 7/2/24 (3)	23,000	25,540
Roper Technologies, 2.00%, 6/30/30 (3)	4,770	4,873
		120,120
Communications 4.8%
Altice Financing, 7.50%, 5/15/26 (1)(3)	12,800	13,616
Altice France, 5.50%, 1/15/28 (1)(3)	10,315	10,805
AT&T, 2.25%, 2/1/32 (3)	8,385	8,441
AT&T, 2.30%, 6/1/27 (3)	21,065	22,333
AT&T, 2.75%, 6/1/31 (3)	21,630	22,884
AT&T, 3.65%, 6/1/51 (3)	21,630	22,591
AT&T, 4.30%, 2/15/30 (3)	14,030	16,709
AT&T, 4.50%, 3/9/48	28,110	33,000
CC Holdings, 3.849%, 4/15/23	66,590	71,833
Charter Communications Operating, 2.80%, 4/1/31	28,850	30,353

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Charter Communications Operating, 3.70%, 4/1/51 (3)	36,890	36,574
Charter Communications Operating, 4.908%, 7/23/25	32,892	38,267
Charter Communications Operating, 6.484%, 10/23/45	5,715	7,681
Comcast, 2.45%, 8/15/52	10,790	10,153
Comcast, 2.80%, 1/15/51	31,900	31,892
Comcast, 3.15%, 3/1/26 (3)	27,755	31,061
Comcast, 3.25%, 11/1/39	41,990	46,337
Comcast, 3.30%, 2/1/27	34,095	38,567
Comcast, 4.15%, 10/15/28 (3)	14,955	18,047
Comcast, 4.70%, 10/15/48 (3)	26,675	35,739
Crown Castle Towers, 3.222%, 5/15/22 (1)	4,785	4,853
Crown Castle Towers, 3.663%, 5/15/25 (1)	52,455	55,262
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24	11,465	12,390
Fox, 3.05%, 4/7/25 (3)	1,620	1,775
HKT Capital No. 4, 3.00%, 7/14/26	1,305	1,394
Netflix, 4.625%, 5/15/29 (EUR)	19,830	27,805
Omnicom Group, 3.65%, 11/1/24	16,820	18,564
SBA Tower Trust, 2.836%, 1/15/25 (1)(3)	12,265	12,745
SBA Tower Trust, 3.168%, 4/11/22 (1)	71,745	72,544
SBA Tower Trust, 3.869%, 10/8/24 (1)	51,235	52,936
T-Mobile USA, 2.05%, 2/15/28 (1)	12,505	12,818
T-Mobile USA, 3.75%, 4/15/27 (1)	61,370	69,489
T-Mobile USA, 3.875%, 4/15/30 (1)	21,965	25,010
Verizon Communications, 4.522%, 9/15/48	9,550	12,511
Verizon Communications, 4.672%, 3/15/55 (3)	10,836	14,816
Verizon Communications, 4.75%, 11/1/41	10,225	13,563
Verizon Communications, 5.012%, 4/15/49 (3)	1,575	2,202
Vodafone Group, 4.375%, 5/30/28	28,755	34,336
Vodafone Group, 4.875%, 6/19/49	25,250	31,312
Vodafone Group, 5.00%, 5/30/38	17,710	22,040
Vodafone Group, 5.25%, 5/30/48	12,050	15,484

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
WPP Finance 2010, 3.75%, 9/19/24	18,332	20,073
		1,080,805
Consumer Cyclical 1.8%
Booking Holdings, 4.10%, 4/13/25	8,995	10,192
Booking Holdings, 4.50%, 4/13/27	9,480	11,163
Booking Holdings, 4.625%, 4/13/30 (3)	11,190	13,450
Expedia Group, 5.00%, 2/15/26	27,226	28,621
General Motors Financial, 3.20%, 7/6/21 (3)	3,169	3,220
General Motors Financial, 4.00%, 10/6/26 (3)	21,470	23,161
General Motors Financial, 4.20%, 3/1/21 (3)	7,697	7,782
General Motors Financial, 4.30%, 7/13/25	9,101	9,937
General Motors Financial, 4.35%, 4/9/25 (3)	21,119	23,075
General Motors Financial, 5.10%, 1/17/24 (3)	28,255	31,039
GLP Capital, 3.35%, 9/1/24	6,340	6,417
Hyundai Capital America, 2.375%, 2/10/23 (1)	23,640	24,253
Las Vegas Sands, 3.20%, 8/8/24	6,682	6,782
Las Vegas Sands, 3.50%, 8/18/26 (3)	10,985	11,205
Marriott International, 5.75%, 5/1/25 (3)	18,855	21,165
QVC, 4.375%, 3/15/23 (3)	41,030	42,774
Ross Stores, 4.80%, 4/15/30 (3)	5,750	6,917
Ross Stores, 5.45%, 4/15/50	9,604	12,300
Volkswagen Bank, 1.875%, 1/31/24 (EUR)	1,600	1,984
Volkswagen Bank, 2.50%, 7/31/26 (EUR)	20,000	25,827
Volkswagen Group of America Finance, 2.85%, 9/26/24 (1)	14,545	15,504
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1)	16,325	18,007
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1)	12,025	14,481
Volkswagen Leasing, 1.625%, 8/15/25 (EUR)	20,085	24,709
		393,965
Consumer Non-Cyclical 5.7%
AbbVie, 2.95%, 11/21/26 (1)	36,635	40,263
AbbVie, 3.20%, 11/21/29 (1)(3)	9,465	10,485

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
AbbVie, 3.60%, 5/14/25 (3)	36,019	40,115
AbbVie, 4.05%, 11/21/39 (1)	13,075	15,331
AbbVie, 4.25%, 11/21/49 (1)	14,325	17,366
AbbVie, 4.70%, 5/14/45	28,387	34,708
AbbVie, 4.875%, 11/14/48	37,285	47,484
Altria Group, 5.80%, 2/14/39	10,315	13,125
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	20,045	26,745
Avantor, 4.75%, 10/1/24 (EUR)	21,350	26,433
BAT Capital, 3.222%, 8/15/24	24,530	26,419
BAT Capital, 3.557%, 8/15/27	40,620	44,181
Bayer U. S. Finance II, 3.875%, 12/15/23 (1)	54,964	60,244
Becton Dickinson & Company, 2.823%, 5/20/30 (3)	13,810	15,000
Becton Dickinson & Company, 2.894%, 6/6/22 (3)	9,672	10,022
Becton Dickinson & Company, 3.363%, 6/6/24 (3)	47,850	51,959
Becton Dickinson & Company, 3.70%, 6/6/27 (3)	60,705	68,554
Becton Dickinson & Company, 3.734%, 12/15/24 (3)	23,985	26,580
Becton Dickinson & Company, 3.794%, 5/20/50	18,410	20,803
Becton Dickinson & Company, 4.669%, 6/6/47	26,335	32,486
Bristol-Myers Squibb, 3.875%, 8/15/25 (3)	82,847	95,485
Cardinal Health, 3.75%, 9/15/25 (3)	21,215	23,848
Cardinal Health, 4.50%, 11/15/44	4,825	5,314
Cardinal Health, 4.90%, 9/15/45	5,195	6,111
Cigna, 2.40%, 3/15/30 (3)	9,555	9,991
Cigna, 3.40%, 3/1/27	6,330	7,085
Cigna, 4.125%, 11/15/25	58,525	67,500
Cigna, 4.50%, 2/25/26 (3)	43,040	50,273
Cigna, 4.80%, 8/15/38	17,444	21,816
CVS Health, 1.30%, 8/21/27 (3)	24,705	24,499
CVS Health, 2.70%, 8/21/40 (3)	7,485	7,280
CVS Health, 3.625%, 4/1/27	5,145	5,817
CVS Health, 4.10%, 3/25/25	3,479	3,956

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
CVS Health, 4.25%, 4/1/50	2,490	2,963
CVS Health, 5.05%, 3/25/48 (3)	60,096	78,012
CVS Health, 5.125%, 7/20/45 (3)	1,305	1,653
Hasbro, 3.00%, 11/19/24 (3)	24,315	25,595
Hasbro, 3.55%, 11/19/26	12,060	12,711
PerkinElmer, 3.30%, 9/15/29	22,750	25,073
Perrigo Finance Unlimited, 3.15%, 6/15/30 (3)	3,640	3,814
Perrigo Finance Unlimited, 3.90%, 12/15/24 (3)	6,275	6,786
Perrigo Finance Unlimited, 4.375%, 3/15/26	26,485	29,623
Reynolds American, 3.25%, 11/1/22	15,085	15,789
Reynolds American, 4.00%, 6/12/22 (3)	19,655	20,826
Reynolds American, 4.45%, 6/12/25	36,825	41,925
Sigma Alimentos, 4.125%, 5/2/26 (3)	30,135	32,472
Sigma Finance Netherlands, 4.875%, 3/27/28	13,278	14,670
Thermo Fisher Scientific, 1.75%, 4/15/27 (EUR)	4,130	5,345
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)	3,493	4,794
		1,279,329
Energy 4.5%
Boardwalk Pipelines, 3.375%, 2/1/23 (3)	15,250	15,535
Boardwalk Pipelines, 3.40%, 2/15/31	18,725	18,868
Boardwalk Pipelines, 4.45%, 7/15/27	31,635	34,415
Boardwalk Pipelines, 4.95%, 12/15/24	10,000	10,857
Boardwalk Pipelines, 5.95%, 6/1/26	11,317	13,314
Cameron LNG, 2.902%, 7/15/31 (1)	8,690	9,494
Cameron LNG, 3.302%, 1/15/35 (1)	9,505	10,682
Cameron LNG, 3.701%, 1/15/39 (1)(3)	7,080	7,841
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29 (1)(3)	22,400	23,604
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	6,935	7,802
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24	14,235	16,545
Concho Resources, 2.40%, 2/15/31 (3)	2,055	2,012
Concho Resources, 3.75%, 10/1/27 (3)	17,220	18,830

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
DCP Midstream Operating, 6.75%, 9/15/37 (1)(3)	4,310	4,353
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(2)(3)	8,155	6,402
Diamondback Energy, 2.875%, 12/1/24 (3)	25,205	25,961
Diamondback Energy, 3.25%, 12/1/26	26,195	26,784
Diamondback Energy, 3.50%, 12/1/29 (3)	32,015	32,495
Diamondback Energy, 5.375%, 5/31/25	42,365	44,007
Energy Transfer Operating, 2.90%, 5/15/25	8,690	8,929
Energy Transfer Operating, 4.20%, 4/15/27	2,735	2,855
Energy Transfer Operating, 4.50%, 4/15/24 (3)	6,465	6,950
Energy Transfer Operating, 4.95%, 6/15/28	19,529	20,872
Energy Transfer Operating, 5.00%, 5/15/50 (3)	4,295	4,123
Energy Transfer Operating, 5.25%, 4/15/29	14,145	15,383
Energy Transfer Operating, 5.50%, 6/1/27 (3)	3,820	4,250
Energy Transfer Operating, 5.875%, 1/15/24	14,050	15,595
Energy Transfer Operating, 6.00%, 6/15/48	42,120	43,542
Energy Transfer Operating, 6.25%, 4/15/49	14,240	14,916
Eni, Series X-R, 4.75%, 9/12/28 (1)	30,945	35,734
Kinder Morgan, 5.625%, 11/15/23 (1)	13,560	15,341
Kinder Morgan Energy Partners, 3.50%, 3/1/21	3,083	3,103
Occidental Petroleum, 2.90%, 8/15/24 (3)	48,800	44,896
Plains All American Pipeline, 3.85%, 10/15/23	7,460	7,870
Reliance Industries, 3.667%, 11/30/27	1,465	1,620
Sabine Pass Liquefaction, 4.50%, 5/15/30 (1)	4,625	5,296
Sabine Pass Liquefaction, 5.00%, 3/15/27	73,603	83,723
Sabine Pass Liquefaction, 5.75%, 5/15/24 (3)	7,013	8,030
Sabine Pass Liquefaction, 5.875%, 6/30/26 (3)	15,135	18,177
Seven Generations Energy, 5.375%, 9/30/25 (1)(3)	15,260	14,688
Suncor Energy, 2.80%, 5/15/23 (3)	3,030	3,189
Suncor Energy, 3.10%, 5/15/25 (3)	4,850	5,307
Sunoco Logistics Partners Operations, 4.25%, 4/1/24	14,265	15,103
Tengizchevroil Finance International, 4.00%, 8/15/26	39,000	41,953

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Thaioil Treasury Center, 4.625%, 11/20/28	2,750	3,208
Transcontinental Gas Pipe Line, 3.25%, 5/15/30 (1)	7,520	8,170
Transcontinental Gas Pipe Line, 4.00%, 3/15/28 (3)	10,905	12,243
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	14,965	17,625
Williams, 3.90%, 1/15/25 (3)	22,215	24,400
Williams, 4.00%, 9/15/25	6,920	7,733
Williams, 4.30%, 3/4/24 (3)	2,910	3,198
Williams, 4.50%, 11/15/23	10,000	10,987
Williams, 4.85%, 3/1/48 (3)	36,884	42,924
Woodside Finance, 3.65%, 3/5/25 (1)	13,200	13,993
Woodside Finance, 3.70%, 9/15/26 (1)	43,137	46,315
Woodside Finance, 3.70%, 3/15/28 (1)	35,816	38,144
		1,000,186
Technology 1.9%
Apple, 2.65%, 5/11/50 (3)	11,970	12,286
Avnet, 4.875%, 12/1/22 (3)	30,360	32,694
Baidu, 2.875%, 7/6/22	31,475	32,474
Baidu, 3.625%, 7/6/27 (3)	6,360	7,009
Baidu, 3.875%, 9/29/23 (3)	20,211	21,827
Baidu, 4.375%, 5/14/24	12,910	14,262
Fidelity National Information Services, 0.75%, 5/21/23 (EUR)	4,945	6,008
Fiserv, 1.125%, 7/1/27 (EUR)	8,425	10,330
Fiserv, 3.20%, 7/1/26 (3)	14,100	15,789
Keysight Technologies, 4.55%, 10/30/24 (3)	23,340	26,353
Keysight Technologies, 4.60%, 4/6/27	5,653	6,651
Micron Technology, 4.185%, 2/15/27	21,380	24,400
Micron Technology, 4.64%, 2/6/24	46,312	51,522
NXP, 2.70%, 5/1/25 (1)	2,345	2,494
NXP, 3.15%, 5/1/27 (1)(3)	4,765	5,190
NXP, 4.875%, 3/1/24 (1)	29,127	32,737
NXP, 5.35%, 3/1/26 (1)	10,345	12,353

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Oracle, 2.80%, 4/1/27 (3)	21,095	23,155
Oracle, 2.95%, 4/1/30 (3)	34,425	38,429
Oracle, 3.60%, 4/1/50 (3)	20,440	22,805
Tencent Holdings, 1.81%, 1/26/26	4,376	4,484
Tencent Holdings, 3.575%, 4/11/26	11,710	13,069
		416,321
Transportation 0.9%
American Airlines PTT, Series 2016-1, Class AA, 3.575%,
1/15/28	17,928	17,235
American Airlines PTT, Series 2016-3, Class B, 3.75%, 10/15/25	13,037	8,996
American Airlines PTT, Series 2017-2, Class AA, 3.35%,
10/15/29	26,293	24,603
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25	23,926	16,176
Brambles USA, 4.125%, 10/23/25 (1)	13,445	15,003
Continental Airlines PTT, Series 2010-1, Class A, 4.75%,
1/12/21	1,812	1,757
Heathrow Funding, 4.875%, 7/15/21 (1)	26,640	27,286
Mileage Plus Holdings, 6.50%, 6/20/27 (1)	22,305	23,253
Transurban Finance, 3.375%, 3/22/27 (1)(3)	10,525	11,241
Transurban Finance, 4.125%, 2/2/26 (1)(3)	7,105	7,868
U. S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	14,479	11,612
U. S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	14,145	11,670
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30	5,887	4,960
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28	8,290	6,964
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32	5,130	4,694
		193,318
Total Industrial		4,570,920
UTILITY 3.1%
Electric 2.7%
Ausgrid Finance, 3.85%, 5/1/23 (1)(3)	15,280	16,103
Ausgrid Finance, 4.35%, 8/1/28 (1)	24,055	27,468
Edison International, 4.95%, 4/15/25	1,450	1,596

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Enel Chile, 4.875%, 6/12/28 (3)	48,926	58,916
Enel Finance International, 2.75%, 4/6/23 (1)	61,055	63,717
Enel Finance International, 3.625%, 5/25/27 (1)	38,875	43,151
FirstEnergy, Series B, 3.90%, 7/15/27	44,465	48,662
FirstEnergy Transmission, 4.35%, 1/15/25 (1)	61,885	67,399
NRG Energy, 3.75%, 6/15/24 (1)	4,040	4,339
NRG Energy, 4.45%, 6/15/29 (1)	13,315	14,647
Pacific Gas & Electric, 2.10%, 8/1/27 (3)	23,845	23,301
Pacific Gas & Electric, 2.50%, 2/1/31 (3)	27,580	26,525
Pacific Gas & Electric, 3.30%, 8/1/40 (3)	22,880	21,530
Pacific Gas & Electric, 3.95%, 12/1/47 (3)	15,405	14,513
Pacific Gas & Electric, 4.55%, 7/1/30 (3)	23,795	26,037
Southern, 3.25%, 7/1/26	29,550	33,013
Vistra Operations, 3.55%, 7/15/24 (1)	45,346	48,010
Vistra Operations, 3.70%, 1/30/27 (1)	30,215	31,726
Vistra Operations, 4.30%, 7/15/29 (1)	26,355	28,628
		599,281
Natural Gas 0.4%
APT Pipelines, 3.875%, 10/11/22 (1)	19,635	20,444
APT Pipelines, 4.25%, 7/15/27 (1)	4,738	5,332
Nisource, 0.95%, 8/15/25 (3)	12,360	12,390
Nisource, 1.70%, 2/15/31 (3)	15,390	15,178
NiSource, 3.60%, 5/1/30	25,110	28,951
Sempra Energy, 3.80%, 2/1/38	8,480	9,696
		91,991
Total Utility		691,272
Total Corporate Bonds (Cost $7,869,166)		8,410,911

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

ASSET-BACKED SECURITIES 7.7%

Car Loan 1.4%

AmeriCredit Automobile Receivables Trust
Series 2016-2, Class D
3.65%, 5/9/22	6,456	6,476

AmeriCredit Automobile Receivables Trust
Series 2017-3, Class C
2.69%, 6/19/23	7,310	7,440

AmeriCredit Automobile Receivables Trust
Series 2019-1, Class B
3.13%, 2/18/25	7,140	7,424

AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25	13,295	13,429

AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25	12,745	12,510

Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class A
2.72%, 11/20/22 (1)	27,796	28,194

Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class A
3.70%, 9/20/24 (1)	18,960	19,863

Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class A
4.00%, 3/20/25 (1)	75,700	80,239

Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1)	10,835	11,061

Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1)	24,415	25,671

Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1)	13,740	14,039

Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1)	6,500	6,464

Exeter Automobile Receivables Trust
Series 2017-1A, Class D
6.20%, 11/15/23 (1)	6,000	6,186

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Ford Credit Auto Owner Trust
Series 2019-1, Class A
3.52%, 7/15/30 (1)	62,400	68,418

GM Financial Consumer Automobile
Series 2017-1A, Class C
2.45%, 7/17/23 (1)	1,800	1,810

SMART Trust
Series 2016-2US, Class A4A
2.05%, 12/14/22	11,184	11,200

		320,424
Credit Card 0.1%

Synchrony Credit Card Master Note Trust
Series 2015-4, Class B
2.62%, 9/15/23	15,215	15,218

		15,218
Other Asset-Backed Securities 5.2%

Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1)	38,245	33,070

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.072%, 1/20/28 (1)	35,836	35,605

Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.352%, 7/20/28 (1)	29,655	29,589

Barings BDC Static
Series 2019-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.02%, 1.295%, 4/15/27 (1)	10,171	10,111

Barings BDC Static
Series 2019-1A, Class A2, CLO, FRN
3M USD LIBOR + 1.65%, 1.925%, 4/15/27 (1)	15,700	15,602

Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.775%, 4/15/29 (1)	16,090	15,699

BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.303%, 11/20/28 (1)	19,305	19,170

BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 1.202%, 7/18/27 (1)	23,788	23,635

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

BlueMountain
Series 2015-2A, Class BR, CLO, FRN
3M USD LIBOR + 1.50%, 1.772%, 7/18/27 (1)	20,095	19,719

BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1)	10,893	11,060

CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 1.555%, 2/12/30 (1)	4,815	4,787

CIFC Funding
Series 2015-4A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.422%, 10/20/27 (1)	26,840	26,706

CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 1.105%, 10/25/27 (1)	45,949	45,650

CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25	1,095	1,112

Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 1.322%, 10/20/28 (1)	49,390	49,106

Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1)	15,814	16,930

Dryden
Series 2020-86A, Class A, CLO, FRN
3M USD LIBOR + 1.65%, 1.884%, 7/17/30 (1)	27,670	27,670

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1)	2,002	2,005

Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1)	3,269	3,308

Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1)	7,023	7,100

Galaxy XXIX
Series 2018-29A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 1.68%, 11/15/26 (1)	13,100	12,848

Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.422%, 10/20/28 (1)	40,075	39,969

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A4
2.83%, 6/17/24 (1)	4,205	4,284

Halcyon Loan Advisors Funding
Series 2014-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.10%, 1.358%, 10/22/25 (1)	6,644	6,620

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	22,367	22,457

Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1)	28,380	28,983

Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1)	3,410	3,472

Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1)	1,450	1,433

HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 2.051%, 5/6/30 (1)	12,070	11,799

Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1)	28,108	28,834

Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (1)	11,630	11,790

KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 1.071%, 1/16/28 (1)	38,624	38,111

KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.421%, 1/16/28 (1)	11,320	10,896

Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 1.575%, 7/15/32 (1)	17,160	17,117

Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.545%, 10/25/32 (1)	9,735	9,709

MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1)	10,818	10,994

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1)	4,087	4,097

MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1)	1,768	1,790

MVW Owner Trust
Series 2019-1A, Class A
2.89%, 11/20/36 (1)	9,938	10,200

Neuberger Berman XIX
Series 2015-19A, Class A1R2, CLO, FRN
3M USD LIBOR + 0.80%, 1.075%, 7/15/27 (1)	55,092	54,662

Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 1.125%, 1/15/28 (1)	39,654	39,456

Neuberger Berman XVII
Series 2014-17A, Class BR2, CLO, FRN
3M USD LIBOR + 1.50%, 1.758%, 4/22/29 (1)	16,785	16,504

Neuberger Berman XVII
Series 2014-17A, Class CR2, CLO, FRN
3M USD LIBOR + 2.00%, 2.258%, 4/22/29 (1)	12,440	12,156

OCP
Series 2020-19A, Class A1, CLO, FRN
3M USD LIBOR + 1.75%, 2.07%, 7/20/31 (1)	26,060	26,131

Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 1.125%, 7/15/27 (1)	27,789	27,542

Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 1.475%, 7/15/27 (1)	23,930	23,078

OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 1.283%, 7/17/29 (1)	40,981	40,353

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.443%, 10/17/29 (1)	21,353	21,220

OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 2.073%, 10/17/29 (1)	21,030	20,663

Palmer Square
Series 2020-2A, Class A1A, CLO, FRN
3M USD LIBOR + 1.70%, 1.904%, 7/15/31 (1)	6,490	6,486

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1)	16,280	16,278

Planet Fitness Master Issuer
Series 2018-1A, Class A2II
4.666%, 9/5/48 (1)	25,344	25,372

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (1)	815	816

Sierra Timeshare Receivables Funding
Series 2016-1A, Class A
3.08%, 3/21/33 (1)	2,916	2,929

Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1)	2,123	2,147

Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1)	7,310	7,514

Sierra Timeshare Receivables Funding
Series 2020-2A, Class B
2.32%, 7/20/37 (1)	10,720	10,717

Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.155%, 4/15/28 (1)	56,890	56,454

Taco Bell Funding
Series 2018-1A, Class A2I
4.318%, 11/25/48 (1)	37,640	38,491

Taconic Park
Series 2016-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.90%, 2.172%, 1/20/29 (1)	11,645	11,369

THL Credit Wind River
Series 2016-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.65%, 1.925%, 7/15/28 (1)	12,980	12,714

		1,146,089
Student Loan 1.0%

Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (1)	3,945	4,004

Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1)	8,525	8,680

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1)	23,080	23,839

Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1)	31,712	32,463

Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1)	20,755	20,139

Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.915%, 3/26/68 (1)	12,910	12,753

SLM Student Loan Trust
Series 2008-3, Class A3, FRN
3M USD LIBOR + 1.00%, 1.245%, 10/25/21	1,987	1,921

SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 1.945%, 7/25/23	13,216	13,024

SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 1.745%, 4/25/23	14,407	14,113

SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1)	7,897	8,024

SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1)	5,758	5,886

SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1)	14,349	14,640

SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1)	11,862	12,149

SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1)	12,825	13,585

SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 0.882%, 1/15/37 (1)	18,936	18,741

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1)	28,570	30,056
		234,017
Total Asset-Backed Securities (Cost $1,707,753)		1,715,748

BANK LOANS 0.5% (5)
INDUSTRIAL 0.5%
Communications 0.1%
Lamar Media, FRN, 1M USD LIBOR + 1.50%, 1.649%, 2/5/27	16,245	16,002
Level 3 Financing, FRN, 1M USD LIBOR + 1.75%, 1.906%,
3/1/27	17,153	16,599
		32,601
Consumer Cyclical 0.1%
KFC Holding, FRN, 3M USD LIBOR + 1.75%, 1.902%, 4/3/25	29,783	28,870
		28,870
Energy 0.1%
Buckeye Partners, FRN, 1M USD LIBOR + 2.75%, 2.906%,
11/1/26	19,057	18,717
		18,717
Technology 0.2%
Western Digital, FRN, 1M USD LIBOR + 1.50%, 1.656%,
2/27/23	23,397	23,149
Western Digital, FRN, 1M USD LIBOR + 1.75%, 1.906%,
4/29/23	16,571	16,426
		39,575
		119,763
Total Bank Loans (Cost $122,040)		119,763

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 17.1%
Collateralized Mortgage Obligations 8.4%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1)	23,659	23,808

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1)	25,322	25,830

Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (1)	8,082	8,236

Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, CMO, ARM
3.00%, 3/28/57 (1)	4,210	4,302

Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (1)	1,261	1,299

Bayview Opportunity Master Fund IVb Trust
Series 2017-RT2, Class A, CMO, ARM
3.50%, 8/28/57 (1)	3,934	4,010

CIM Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 8/25/49 (1)	12,899	13,205

COLT Mortgage Loan Trust
Series 2018-2, Class A1, CMO, ARM
3.47%, 7/27/48 (1)	5,305	5,306

COLT Mortgage Loan Trust
Series 2018-2, Class M1, CMO, ARM
4.189%, 7/27/48 (1)	5,635	5,639

COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (1)	11,771	11,934

COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1)	14,920	14,929

Connecticut Avenue Securities
Series 2016-C05, Class 2M2, CMO, ARM
1M USD LIBOR + 4.45%, 4.625%, 1/25/29	11,184	11,578

Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.525%, 9/25/29	36,694	36,038

Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 11/25/29	37,165	36,301

Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 1.175%, 2/25/30	10,312	10,141

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 7/25/30	36,902	36,048

Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 1.075%, 8/25/30	15,263	14,828

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (1)	3,553	3,568

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, CMO, ARM
3.479%, 4/25/58 (1)	13,229	13,444

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A2, CMO, ARM
3.53%, 4/25/58 (1)	1,931	1,959

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A3, CMO, ARM
3.684%, 4/25/58 (1)	4,048	4,102

Deephaven Residential Mortgage Trust
Series 2018-3A, Class A1, CMO, ARM
3.789%, 8/25/58 (1)	17,580	17,609

Deephaven Residential Mortgage Trust
Series 2018-3A, Class A3, CMO, ARM
3.963%, 8/25/58 (1)	1,739	1,741

Deephaven Residential Mortgage Trust
Series 2019-1A, Class A1, CMO, ARM
3.743%, 1/25/59 (1)	8,499	8,552

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (1)	14,903	14,993

Deephaven Residential Mortgage Trust
Series 2019-3A, Class M1, CMO, ARM
3.405%, 7/25/59 (1)	9,060	8,742

Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1)	11,231	11,274

Ellington Financial Mortgage Trust
Series 2020-1, Class A1, CMO, ARM
2.006%, 5/25/65 (1)	10,214	10,350

Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM
4.00%, 9/25/48 (1)	9,845	10,514

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49 (1)	11,531	11,892

Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 3/25/50 (1)	11,638	11,594

FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1)	4,254	4,227

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1)	5,113	5,256

Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (1)	18,514	19,115

Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1)	9,106	9,359

Galton Funding Mortgage Trust
Series 2019-1, Class A22, CMO, ARM
4.00%, 2/25/59 (1)	5,830	6,005

Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1)	4,174	4,223

Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (1)	9,569	9,667

Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (1)	22,433	22,880

Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1)	29,049	29,469

Goldman Sachs Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.452%, 7/25/44 (1)	2,205	2,214

Goldman Sachs Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
3.00%, 8/25/50 (1)	51,900	53,411

Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	3,350	3,351

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (1)	19,335	19,612

Homeward Opportunities Fund I Trust
Series 2019-2, Class M1, CMO, ARM
3.287%, 9/25/59 (1)	17,361	16,678

Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (1)	29,084	29,370

Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (1)	12,382	12,384

JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1)	11,994	12,370

JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1)	20,693	21,305

JPMorgan Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 1.002%, 8/25/50 (1)	10,243	10,192

JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50 (1)	17,322	17,789

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50 (1)	10,260	10,599

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50 (1)	25,382	26,146

MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1)	24,772	26,505

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1)	4,203	4,260

Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (1)	15,391	15,998

New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1, CMO, ARM
3.986%, 11/25/48 (1)	7,070	7,247

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, CMO, ARM
3.675%, 1/25/49 (1)	20,394	20,780

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (1)	19,086	19,460

New Residential Mortgage Loan Trust
Series 2019-NQM3, Class A1, CMO, ARM
2.802%, 7/25/49 (1)	32,561	33,045

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1)	17,865	18,309

OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 6/25/59 (1)	17,859	18,573

OBX Trust
Series 2019-EXP2, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.90%, 1.075%, 6/25/59 (1)	5,858	5,839

OBX Trust
Series 2019-EXP3, Class 1A8, CMO, ARM
3.50%, 10/25/59 (1)	12,472	12,781

OBX Trust
Series 2019-INV1, Class A10, CMO, ARM
4.00%, 11/25/48 (1)	16,378	16,682

OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1)	5,901	6,055

OBX Trust
Series 2019-INV2, Class A5, CMO, ARM
4.00%, 5/27/49 (1)	15,971	16,594

OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1)	19,886	20,437

OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 2/25/60 (1)	5,185	5,140

OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1)	42,527	43,570

OBX Trust
Series 2020-INV, Class A5, CMO, ARM
3.50%, 12/25/49 (1)	8,906	9,186

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56 (1)	22,845	22,670

Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (1)	5,890	6,022

Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1)	24,976	25,642

Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1)	17,661	18,133

Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1)	18,906	19,333

SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1)	16,912	17,052

Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1, CMO, ARM
3.793%, 3/25/48 (1)	8,914	8,937

Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (1)	9,009	9,290

Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (1)	29,563	30,037

Starwood Mortgage Residential Trust
Series 2019-1, Class A2, CMO, ARM
3.146%, 6/25/49 (1)	9,845	10,002

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1)	14,339	14,692

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A3, CMO, ARM
3.754%, 2/25/49 (1)	9,262	9,211

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1)	25,445	25,746

Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M2AS, CMO, ARM
1M USD LIBOR + 1.05%, 1.225%, 12/25/29	18,074	18,040

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2020-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 1.55%, 1.725%, 7/25/50 (1)	13,000	13,033

Structured Agency Credit Risk Debt Notes
Series 2014-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 2.20%, 2.375%, 9/25/24	4,363	4,363

Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 2.025%, 10/25/27	2,324	2,324

Structured Agency Credit Risk Debt Notes
Series 2015-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 1.95%, 2.125%, 5/25/25	4,411	4,411

Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 3/25/30	1,434	1,433

Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 3/25/30	30,119	30,160

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M2AT, CMO, ARM
1M USD LIBOR + 1.05%, 1.225%, 7/25/30	23,719	23,232

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.975%, 12/25/30 (1)	6,937	6,919

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 9/25/48 (1)	26	25

Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 9/25/30	17,242	16,524

Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 10/25/48 (1)	3,642	3,631

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.425%, 2/25/47 (1)	14,344	13,891

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.811%, 5/25/48 (1)	4,901	4,831

Structured Agency Credit Risk Debt Notes
Series 2020- DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 2/25/50 (1)	5,963	5,948

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2020-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.675%, 6/25/50 (1)	14,760	14,797

Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (1)	3,494	3,519

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1)	4,513	4,539

Towd Point Mortgage Trust
Series 2015-4, Class M1, CMO, ARM
3.75%, 4/25/55 (1)	14,707	15,587

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (1)	5,087	5,124

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	5,298	5,373

Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1)	8,604	8,799

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1)	6,339	6,494

Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	4,515	4,578

Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1)	7,756	7,871

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	9,319	9,581

Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1)	3,731	3,838

Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 0.775%, 2/25/57 (1)	9,367	9,337

Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1)	14,169	14,762

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (1)	12,099	12,238

Verus Securitization Trust
Series 2018-2, Class A3, CMO, ARM
3.83%, 6/1/58 (1)	3,836	3,864

Verus Securitization Trust
Series 2018-3, Class A1, CMO, ARM
4.108%, 10/25/58 (1)	11,567	11,822

Verus Securitization Trust
Series 2018-3, Class A3, CMO, ARM
4.282%, 10/25/58 (1)	10,629	10,647

Verus Securitization Trust
Series 2018-INV1, Class A1, CMO, ARM
3.626%, 3/25/58 (1)	6,944	6,970

Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (1)	21,095	21,334

Verus Securitization Trust
Series 2019-1, Class A3, CMO, ARM
4.04%, 2/25/59 (1)	15,592	15,836

Verus Securitization Trust
Series 2019-2, Class A1, CMO, ARM
3.211%, 5/25/59 (1)	28,464	29,027

Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 5/25/59 (1)	16,405	16,671

Verus Securitization Trust
Series 2019-3, Class A3, CMO, STEP
3.04%, 7/25/59 (1)	12,763	12,941

Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1)	19,741	20,175

Verus Securitization Trust
Series 2019-4, Class M1, CMO, ARM
3.207%, 11/25/59 (1)	5,200	5,236

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1)	13,217	13,523

Verus Securitization Trust
Series 2019-INV1, Class A3, CMO, ARM
3.658%, 12/25/59 (1)	8,309	8,469

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1)	5,905	6,018

Verus Securitization Trust
Series 2019-INV2, Class A3, CMO, ARM
3.219%, 7/25/59 (1)	11,542	11,760

Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1)	43,416	43,966

Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1)	11,106	11,194

Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1)	21,961	22,407

Verus Securitization Trust
Series 2020-2, Class A3, CMO, ARM
3.995%, 5/25/60 (1)	7,815	8,020

Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1)	6,310	6,360

Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (1)	18,032	18,080

Vista Point Securitization Trust
Series 2020-1, Class A3, CMO, ARM
3.201%, 3/25/65 (1)	17,346	17,452

Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1)	17,693	17,692

		1,871,282
Commercial Mortgage-Backed Securities 8.7%

225 Liberty Street Trust
Series 2016-225L, Class A
3.597%, 2/10/36 (1)	13,535	14,817

280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 1.042%, 9/15/34 (1)	27,347	27,206

280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M USD LIBOR + 1.08%, 1.242%, 9/15/34 (1)	22,175	22,175

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Ashford Hospitality Trust
Series 2018-ASHF, Class A, ARM
1M USD LIBOR + 0.90%, 1.062%, 4/15/35 (1)	22,399	21,001

Ashford Hospitality Trust
Series 2018-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 1.412%, 4/15/35 (1)	21,605	19,983

Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 1.562%, 4/15/35 (1)	10,035	9,031

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.092%, 12/15/36 (1)	26,700	25,097

Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M USD LIBOR + 1.25%, 1.412%, 9/15/32 (1)	11,890	11,146

Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D, ARM
1M USD LIBOR + 1.80%, 1.962%, 9/15/32 (1)	4,935	4,441

Aventura Mall Trust
Series 2018-AVM, Class A, ARM
4.249%, 7/5/40 (1)	39,170	41,658

BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 1.012%, 9/15/34 (1)	43,235	41,807

BANK
Series 2017-BNK8, Class AS
3.731%, 11/15/50	2,705	3,017

BANK
Series 2019-BN21, Class C
3.517%, 10/17/52	10,355	9,178

BANK
Series 2019-BN22, Class C, ARM
3.577%, 11/15/62	16,000	15,056

BANK
Series 2019-BN23, Class B
3.455%, 12/15/52	6,770	7,380

BANK
Series 2019-BN23, Class C
3.626%, 12/15/52	11,530	11,130

Barclays Commercial Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.322%, 11/25/34 (1)	10,230	9,452

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Barclays Commercial Mortgage Trust
Series 2020-C6, Class AS
2.84%, 2/15/53	9,005	9,589

Barclays Commercial Mortgage Trust
Series 2018-CBM, Class A, ARM
1M USD LIBOR + 1.00%, 1.162%, 7/15/37 (1)	10,463	9,937

Barclays Commercial Mortgage Trust
Series 2019-C3, Class AS
3.895%, 5/15/52	13,348	15,206

Barclays Commercial Mortgage Trust
Series 2019-C5, Class C
3.71%, 11/15/52	13,525	12,162

Barclays Commercial Mortgage Trust
Series 2020-C6, Class C, ARM
3.045%, 2/15/53	15,000	13,375

Benchmark Mortgage Trust
Series 2018-B3, Class AS, ARM
4.195%, 4/10/51	14,540	16,692

Benchmark Mortgage Trust
Series 2019-B13, Class AM
3.183%, 8/15/57	15,940	17,339

Benchmark Mortgage Trust
Series 2020-B17, Class B
2.916%, 3/15/53	18,955	19,648

BX Commercial Mortgage Trust
Series 2019-IMC, Class E, ARM
1M USD LIBOR + 2.15%, 2.312%, 4/15/34 (1)	32,870	29,415

BX Trust
Series 2018-GW, Class B, ARM
1M USD LIBOR + 1.02%, 1.182%, 5/15/35 (1)	9,610	9,081

BXP Trust
Series 2017-GM, Class C, ARM
3.539%, 6/13/39 (1)	23,065	24,484

Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B, ARM
3.267%, 11/15/52	9,752	9,994

Cantor Commercial Real Estate Lending
Series 2019-CF2, Class C, ARM
3.795%, 11/15/52	3,875	3,692

Century Plaza Towers
Series 2019-CPT, Class D, ARM
3.097%, 11/13/39 (1)	46,583	46,519

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D, ARM
3.635%, 5/10/35 (1)	14,725	14,584

Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48	9,880	10,577

Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class AS
4.114%, 9/10/58	8,061	8,936

Citigroup Commercial Mortgage Trust
Series 2016-P4, Class AS
3.075%, 7/10/49	11,205	11,897

Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50	27,657	30,858

Citigroup Commercial Mortgage Trust
Series 2018-B2, Class C, ARM
4.828%, 3/10/51	3,320	3,191

Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805A, ARM
3.917%, 12/15/72 (1)	12,000	11,063

Citigroup Commercial Mortgage Trust
Series 2019-GC41, Class B
3.199%, 8/10/56	13,370	13,908

Citigroup Commercial Mortgage Trust
Series 2020-555, Class A
2.647%, 12/10/41 (1)	19,685	20,903

Citigroup Commercial Mortgage Trust
Series 2020-555, Class C
3.031%, 12/10/41 (1)	8,370	8,252

Citigroup Commercial Mortgage Trust
Series 2020-555, Class D
3.233%, 12/10/41 (1)	5,500	5,298

Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class C, ARM
3.554%, 2/15/53	19,445	18,233

Commercial Mortgage Trust
Series 2013-CR6, Class AM
3.147%, 3/10/46 (1)	6,715	6,930

Commercial Mortgage Trust
Series 2014-CR15, Class AM, ARM
4.426%, 2/10/47	15,536	17,041

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Commercial Mortgage Trust
Series 2014-CR20, Class AM
3.938%, 11/10/47	3,520	3,838

Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47	12,535	13,747

Commercial Mortgage Trust
Series 2015-CR22, Class AM, ARM
3.603%, 3/10/48	34,160	37,137

Commercial Mortgage Trust
Series 2015-CR24, Class A5
3.696%, 8/10/48	7,340	8,171

Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48	5,745	6,315

Commercial Mortgage Trust
Series 2015-DC1, Class AM
3.724%, 2/10/48	5,360	5,778

Commercial Mortgage Trust
Series 2015-LC21, Class AM, ARM
4.043%, 7/10/48	21,415	23,675

Commercial Mortgage Trust
Series 2015-LC21, Class B, ARM
4.48%, 7/10/48	28,450	30,247

Commercial Mortgage Trust
Series 2015-PC1, Class A5
3.902%, 7/10/50	17,970	19,965

Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.53%, 7/10/50	13,560	14,308

Commercial Mortgage Trust
Series 2016-DC2, Class A5
3.765%, 2/10/49	13,097	14,627

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class C, ARM
1M USD LIBOR + 1.43%, 1.592%, 5/15/36 (1)	18,020	17,862

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 1.762%, 5/15/36 (1)	19,955	19,631

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class E, ARM
1M USD LIBOR + 2.15%, 2.312%, 5/15/36 (1)	13,690	13,416

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

CSAIL Commercial Mortgage Trust
Series 2016-C5, Class AS
4.01%, 11/15/48	5,000	5,516

CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49	5,000	5,418

CSAIL Commercial Mortgage Trust
Series 2016-C7, Class AS, ARM
3.958%, 11/15/49	22,584	25,142

CSAIL Commercial Mortgage Trust
Series 2019-C17, Class AS
3.278%, 9/15/52	14,473	15,802

CSAIL Commercial Mortgage Trust
Series 2019-C17, Class B
3.48%, 9/15/52	16,560	17,120

CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM
4.082%, 12/15/52	13,276	12,365

DBCG Mortgage Trust
Series 2017-BBG, Class A, ARM
1M USD LIBOR + 0.70%, 0.862%, 6/15/34 (1)	27,495	27,186

Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35 (1)	23,679	25,853

FREMF Mortgage Trust
Series 2018-K731, Class B, ARM
4.063%, 2/25/25 (1)	8,375	8,994

FREMF Mortgage Trust
Series 2019-K100, Class B, ARM
3.61%, 11/25/52 (1)	11,325	12,356

FREMF Mortgage Trust
Series 2019-K103, Class B, ARM
3.572%, 12/25/51 (1)	9,280	9,985

FREMF Mortgage Trust
Series 2019-K92, Class B, ARM
4.337%, 5/25/52 (1)	11,400	13,076

FREMF Mortgage Trust
Series 2019-K94, Class B, ARM
4.101%, 7/25/52 (1)	6,610	7,429

FREMF Mortgage Trust
Series 2019-K94, Class C, ARM
4.101%, 7/25/52 (1)	8,000	8,284

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

FREMF Mortgage Trust
Series 2019-K97, Class B, ARM
3.893%, 9/25/51 (1)	9,820	10,884

FREMF Mortgage Trust
Series 2019-K98, Class B, ARM
3.862%, 10/25/52 (1)	15,125	16,796

Goldman Sachs Mortgage Securities Trust
Series 2014-GC18, Class AS
4.383%, 1/10/47	13,685	14,618

Goldman Sachs Mortgage Securities Trust
Series 2015-GC32, Class AS, ARM
4.018%, 7/10/48	8,640	9,514

Goldman Sachs Mortgage Securities Trust
Series 2019-GC40, Class AS
3.412%, 7/10/52	21,395	23,758

Goldman Sachs Mortgage Securities Trust
Series 2019-GC40, Class B
3.543%, 7/10/52	12,730	13,638

Goldman Sachs Mortgage Securities Trust
Series 2019-SOHO, Class D, ARM
1M USD LIBOR + 1.60%, 1.762%, 6/15/36 (1)	36,850	35,025

Great Wolf Trust
Series 2019-WOLF, Class B, ARM
1M USD LIBOR + 1.334%, 1.496%, 12/15/36 (1)	23,691	22,340

Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 2.095%, 12/15/36 (1)	18,025	16,492

Hilton Orlando Trust
Series 2018-ORL, Class A, ARM
1M USD LIBOR + 0.77%, 0.932%, 12/15/34 (1)	33,055	31,606

Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.05%, 1.212%, 12/15/34 (1)	5,540	5,179

Hudson Yards Mortgage Trust
Series 2019-30HY, Class C, ARM
3.558%, 7/10/39 (1)	12,000	12,858

Hudson Yards Mortgage Trust
Series 2019-30HY, Class D, ARM
3.558%, 7/10/39 (1)	25,505	26,313

Independence Plaza Trust
Series 2018-INDP, Class B
3.911%, 7/10/35 (1)	12,220	12,903

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

InTown Hotel Portfolio Trust
Series 2018-STAY, Class B, ARM
1M USD LIBOR + 1.05%, 1.212%, 1/15/33 (1)	3,510	3,422

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2014-C25, Class A5
3.672%, 11/15/47	3,745	4,098

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class B, ARM
3.397%, 8/15/49	14,495	14,478

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.949%, 9/6/38 (1)	11,320	11,852

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (1)	9,825	10,379

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX
4.549%, 7/5/33 (1)	7,620	7,892

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1)	11,395	11,393

JPMorgan Deutsche Bank Commercial Mortgage Securities
Trust
Series 2016-C1, Class AM
3.539%, 5/10/49	4,820	5,234

JPMorgan Deutsche Bank Commercial Mortgage Securities
Trust
Series 2016-C4, Class AS
3.385%, 12/15/49	15,210	16,433

JPMorgan Deutsche Bank Commercial Mortgage Securities
Trust
Series 2017-C5, Class AS, ARM
3.858%, 3/15/50	15,745	17,496

MKT Mortgage Trust
Series 2020-525M, Class D, ARM
2.941%, 2/12/40 (1)	11,000	10,702

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47	20,470	21,467

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.166%, 5/15/48	3,355	3,709

Morgan Stanley Capital I Trust
Series 2017-H1, Class AS
3.773%, 6/15/50	20,075	22,257

Morgan Stanley Capital I Trust
Series 2017-H1, Class B
4.075%, 6/15/50	9,225	9,689

Morgan Stanley Capital I Trust
Series 2017-H1, Class C, ARM
4.281%, 6/15/50	11,890	11,402

Palisades Center Trust
Series 2016-PLSD, Class A
2.713%, 4/13/33 (1)	30,255	23,554

RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 1.312%, 3/15/36 (1)	1,974	1,882

SLIDE
Series 2018-FUN, Class B, ARM
1M USD LIBOR + 1.25%, 1.412%, 6/15/31 (1)	9,196	8,551

UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM
4.318%, 3/15/51	12,230	14,115

VNDO Trust
Series 2016-350P, Class D, ARM
4.033%, 1/10/35 (1)	10,909	11,152

Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class AS
3.808%, 12/15/47	5,860	6,366

Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class AS, ARM
4.013%, 6/15/48	6,250	6,855

Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class AS, ARM
4.121%, 7/15/58	6,215	6,847

Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.437%, 7/15/58	4,900	4,589

Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50	5,750	6,082

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class AS, ARM
3.785%, 11/15/50	15,000	16,607

Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class B, ARM
4.188%, 11/15/50	10,405	11,052

Wells Fargo Commercial Mortgage Trust
Series 2019-C50, Class D
3.00%, 5/15/52 (1)	12,000	8,606

Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A4
3.311%, 6/15/52	62,190	70,435

Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class B
3.375%, 8/15/52	13,765	14,218

Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class C
3.81%, 12/15/52	10,535	10,262

Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.584%, 9/15/31 (1)	36,095	35,924

Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class B, ARM
2.786%, 9/15/31 (1)	10,340	9,957

Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class C, ARM
3.542%, 2/15/53	19,525	17,866

WFRBS Commercial Mortgage Trust
Series 2014-C20, Class AS
4.176%, 5/15/47	20,974	22,684

Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (1)	33,185	36,648

Worldwide Plaza Trust
Series 2017-WWP, Class C, ARM
3.715%, 11/10/36 (1)	6,005	6,155

		1,919,856
Total Non-U.S. Government Mortgage-Backed Securities (Cost $3,752,536)		3,791,138

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 15.4%
U. S. GOVERNMENT AGENCY OBLIGATIONS 11.5% (6)
Federal Home Loan Mortgage
2.50%, 5/1/30	42,166	44,661
3.00%, 12/1/42 - 4/1/47	28,002	30,371
3.50%, 9/1/42 - 3/1/46	164,189	178,205
4.00%, 10/1/40 - 8/1/45	20,082	22,050
4.50%, 6/1/39 - 5/1/42	30,113	33,646
5.00%, 7/1/25 - 8/1/40	7,110	8,155
5.50%, 2/1/21 - 12/1/39	6,937	8,062
6.00%, 8/1/21 - 8/1/38	3,940	4,597
6.50%, 2/1/24 - 9/1/39	1,603	1,837
7.00%, 2/1/24 - 6/1/32	31	33
7.50%, 5/1/24 - 6/1/24	5	5
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 2.725%, 7/1/35	81	81
12M USD LIBOR + 1.746%, 3.745%, 2/1/37	261	275
12M USD LIBOR + 1.808%, 3.86%, 3/1/36	173	182
12M USD LIBOR + 1.831%, 3.88%, 1/1/37	176	177
12M USD LIBOR + 1.785%, 4.035%, 9/1/32	8	8
12M USD LIBOR + 2.029%, 4.049%, 11/1/36	135	136
12M USD LIBOR + 2.057%, 4.12%, 12/1/36	112	119
1Y CMT + 2.25%, 3.483%, 10/1/36	115	122
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36	195	198
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50	24,072	3,753
Federal Home Loan Mortgage, CMO, PO, Zero Coupon,
8/15/28	13	12
Federal Home Loan Mortgage, UMBS
3.00%, 11/1/34 - 7/1/50	45,308	48,402
4.00%, 1/1/50 - 2/1/50	70,182	74,924
4.50%, 5/1/50	10,410	11,323

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46	11,399	12,076
3.50%, 6/1/42 - 5/1/46	103,377	111,879
4.00%, 11/1/40	32,657	35,588
Federal National Mortgage Assn. , ARM
12M USD LIBOR + 1.655%, 2.577%, 8/1/37	128	130
12M USD LIBOR + 1.888%, 2.637%, 8/1/36	209	214
12M USD LIBOR + 1.616%, 2.973%, 7/1/36	596	624
12M USD LIBOR + 1.34%, 3.34%, 12/1/35	78	78
Federal National Mortgage Assn. , CMO, 4.00%, 6/25/44	12,576	12,887
Federal National Mortgage Assn. , CMO, IO, 6.50%, 2/25/32	43	8
Federal National Mortgage Assn. , UMBS
2.50%, 5/1/30 - 1/1/32	12,593	13,301
3.00%, 6/1/27 - 7/1/50	577,992	622,679
3.50%, 11/1/32 - 5/1/50	260,398	279,647
4.00%, 11/1/40 - 1/1/50	319,174	350,579
4.50%, 10/1/20 - 5/1/50	201,334	223,189
5.00%, 10/1/20 - 6/1/48	41,062	47,044
5.50%, 12/1/20 - 9/1/41	34,645	40,683
6.00%, 3/1/21 - 1/1/41	38,215	44,994
6.50%, 8/1/27 - 3/1/41	16,143	18,840
7.00%, 10/1/29 - 4/1/37	112	122
UMBS, TBA
2.00%, 9/1/50 (7)	70,480	72,669
2.50%, 9/1/50 (7)	176,470	185,742
		2,544,307
U. S. GOVERNMENT OBLIGATIONS 3.9%
Government National Mortgage Assn.
3.00%, 9/15/42 - 1/20/50	221,076	232,688
3.50%, 9/15/41 - 4/20/48	204,451	220,562
4.00%, 2/20/41 - 1/20/48	118,141	128,633

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
4.50%, 7/15/26 - 2/20/50	85,055	92,739
5.00%, 9/15/33 - 8/20/48	104,814	117,211
5.50%, 10/20/32 - 3/20/49	46,872	52,867
6.00%, 1/20/34 - 12/20/38	3,875	4,465
6.50%, 1/15/26 - 12/20/33	103	117
7.00%, 12/20/23 - 11/20/28	27	33
7.50%, 2/15/22 - 8/15/28	61	66
8.00%, 12/15/21 - 5/15/32	206	230
8.50%, 9/15/22 - 9/20/26	3	3
Government National Mortgage Assn. , CMO, 3.00%, 11/20/47-
12/20/47	19,383	20,282
Government National Mortgage Assn. , CMO, IO
3.50%, 4/20/39 - 5/20/43	7,107	803
4.00%, 5/20/37 - 2/20/43	15,382	1,153
4.50%, 5/20/39 - 12/20/39	2,309	62
		871,914
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $3,277,439)		3,416,221

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 14.9%
U. S. TREASURY OBLIGATIONS 14.9%
U. S. Treasury Bonds, 2.00%, 2/15/50 (3)	87,215	98,103
U. S. Treasury Bonds, 2.375%, 11/15/49 (3)	246,785	299,728
U. S. Treasury Bonds, 3.00%, 2/15/49 (3)	115,047	156,410
U. S. Treasury Notes, 0.125%, 5/15/23	225,080	224,939
U. S. Treasury Notes, 0.50%, 3/31/25	100,955	102,091
U. S. Treasury Notes, 1.375%, 10/15/22 (8)	740,440	759,645
U. S. Treasury Notes, 1.50%, 9/15/22	87,085	89,494
U. S. Treasury Notes, 1.50%, 1/15/23 (3)	782,180	807,356
U. S. Treasury Notes, 1.50%, 2/15/30 (3)	94,550	101,715
U. S. Treasury Notes, 1.625%, 11/15/22	414,420	427,889

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

Par/Shares		$ Value
(Amounts in 000s)
U. S. Treasury Notes, 1.625%, 12/15/22	246,475	254,871
Total U. S. Treasury Obligations		3,322,241
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $3,180,214)		3,322,241

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.9%
Government Sponsored 0.1%
Equate Petrochemical, 4.25%, 11/3/26	11,232	12,043
Petrobras Global Finance, 7.375%, 1/17/27 (3)	11,080	13,149
		25,192
Owned No Guarantee 0.8%
CNAC HK Finbridge, 4.875%, 3/14/25	17,795	20,104
CNOOC Finance 2015, 3.50%, 5/5/25	5,930	6,557
Israel Electric, 5.00%, 11/12/24	9,292	10,431
Israel Electric, 7.75%, 12/15/27	23,487	30,931
Perusahaan Listrik Negara, 5.45%, 5/21/28 (1)	60,500	71,532
State Grid Overseas Investment 2016, 3.50%, 5/4/27	8,795	9,874
Syngenta Finance, 3.933%, 4/23/21 (1)	18,290	18,505
		167,934
Total Foreign Government Obligations & Municipalities (Cost $175,017)		193,126

BOND MUTUAL FUNDS 3.1%
T Rowe Price Institutional Floating Rate Fund - Z Class,
4.19% (9)(10)	46,369	440,042
T Rowe Price Institutional High Yield Fund - Z Class,
4.27% (9)(10)	28,266	242,522
Total Bond Mutual Funds (Cost $682,176)		682,564

SHORT-TERM INVESTMENTS 2.9%
MONEY MARKET FUNDS 2.9%
T. Rowe Price Government Reserve Fund, 0.11% (9)(11)	643,937	643,937
Total Short-Term Investments (Cost $643,937)		643,937

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)

SECURITIES LENDING COLLATERAL 1.9%

INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%

Short-Term Funds 0.1%

T. Rowe Price Short-Term Fund, 0.17% (9)(11)	2,553	25,534

Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		25,534
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.8%

Short-Term Funds 1.8%

T. Rowe Price Short-Term Fund, 0.17% (9)(11)	39,595	395,954

Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		395,954
Total Securities Lending Collateral (Cost $421,488)		421,488

Total Investments in Securities 102.2%
(Cost $21,831,766)		$22,717,137

Other Assets Less Liabilities (2.2)%		(491,750)

Net Assets 100.0%		$22,225,387

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
	1933 and may be resold in transactions exempt from registration only to
	qualified institutional buyers. Total value of such securities at period-end
	amounts to $6,223,102 and represents 28.0% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain
	date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at August 31, 2020.
(4) Perpetual security with no stated maturity date.
(5)	Bank loan positions may involve multiple underlying tranches. In those
	instances, the position presented reflects the aggregate of those respective
	underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

(6)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(7)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $258,411 and represents 1.2% of net assets.
(8)	At August 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9)	Affiliated Companies
(10)	SEC 30-day yield
(11)	Seven-day yield
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1Y CMT	One year U. S. Treasury note constant maturity rate
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
IO	Interest-only security for which the fund receives interest on notional principal
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PO	Principal-only security for which the fund receives regular cash flows based on principal repayments
PTT	Pass-Through Trust
SEK	Swedish Krona
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

(Amounts In 000s, except Market Price)
SWAPS 0.2%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS 0.0%

Credit Default Swaps, Protection Sold 0.0%

Bank of America, Protection Sold (Relevant
Credit: Boeing, 8.75%, 8/15/21, $107.34*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21	63,655	(1,327)	460	(1,787)

Barclays Bank, Protection Sold (Relevant Credit:
Devon Energy, 7.95%, 4/15/32, $130*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24	2,445	(41)	1	(42)

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/09/22, $103.87*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	27,660	79	50	29

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Chile, 3.24%, 2/06/28, $111.78*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25	81,260	1,723	(433)	2,156

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$158.5*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	53,543	(300)	(5,065)	4,765

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 3.70%, 1/08/22,
$103.73*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	76,450	371	(3,145)	3,516

BNP Paribas, Protection Sold (Relevant Credit:
Republic of Chile, 3.24%, 2/06/28, $111.78*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25	48,315	1,023	(512)	1,535

Citibank, Protection Sold (Relevant Credit: Devon
Energy, 7.95%, 4/15/32, $130*), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/24	5,205	(87)	(23)	(64)

Citibank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$158.5*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	52,223	(293)	(3,004)	2,711

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

(Amounts In 000s, except Market Price)

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/09/22,
$103.87*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/20	22,795	65	41	24

HSBC Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 3.70%, 1/08/22,
$103.73*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	14,845	72	(808)	880

JPMorgan Chase, Protection Sold (Relevant
Credit: Barclays Bank, 2.65%, 1/11/21, $99.75*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	5,778	132	55	77

Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32, $130*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	3,075	(52)	(16)	(36)

Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Indonesia, 3.70%, 1/08/22,
$103.73*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25	134,461	652	(6,909)	7,561

Total Bilateral Credit Default Swaps, Protection Sold			(19,308)	21,325

Total Bilateral Swaps			(19,308)	21,325

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: Markit
CDX. NA. HY-S34, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/25	52,359	3,544	(65)	3,609
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S34, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25	2,253,092	41,827	(3,806)	45,633
Total Centrally Cleared Credit Default Swaps, Protection Sold				49,242

Total Centrally Cleared Swaps				49,242
Net payments (receipts) of variation margin to date				(47,142)

Variation margin receivable (payable) on centrally cleared
swaps				$2,100

* Market price at August 31, 2020
**	Includes interest purchased or sold but not yet collected of $73.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

(Amounts In 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America	11/20/20	EUR	6,422USD	7,644	$ 34
Barclays Bank	10/23/20	GBP	19,685USD	24,934	1,389
Barclays Bank	10/23/20	JPY	2,181,475USD	20,381	230
Citibank	10/23/20	AUD	64,335USD	45,400	2,058
Citibank	10/23/20	NOK	246,390USD	27,126	1,088
Citibank	11/20/20	SEK	460,210USD	53,075	175
Citibank	11/20/20	USD	121,953EUR	102,627	(730)
Credit Suisse	10/23/20	CHF	23,195USD	24,794	905
Goldman Sachs	10/23/20	CAD	9,230USD	6,947	130
Goldman Sachs	10/23/20	CHF	5,790USD	6,395	21
HSBC Bank	10/23/20	CAD	61,040USD	45,334	1,469
HSBC Bank	10/23/20	NZD	48,725USD	32,157	662
JPMorgan Chase	10/23/20	CHF	19,070USD	20,579	550
JPMorgan Chase	10/23/20	GBP	16,015USD	20,400	1,014
JPMorgan Chase	10/23/20	JPY	2,662,745USD	24,868	289
JPMorgan Chase	10/23/20	NOK	233,185USD	24,892	1,809
JPMorgan Chase	10/23/20	NZD	30,820USD	20,546	212
UBS Investment Bank	10/23/20	AUD	9,175USD	6,607	161
UBS Investment Bank	10/23/20	GBP	4,610USD	6,051	113
UBS Investment Bank	10/23/20	JPY	723,580USD	6,857	(21)
Net unrealized gain (loss) on open forward
currency exchange contracts					$ 11,558

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 7,877 U. S. Treasury Long Bond contracts	12/20	1,384,137	$(16,117)
Short, 9,327 U.S. Treasury Notes five year contracts	12/20	(1,175,494)	(1,106)
Long, 3,627 U. S. Treasury Notes ten year contracts	12/20	505,060	(742)
Long, 3,661 U. S. Treasury Notes two year contracts	12/20	808,881	109
Long, 5,197 Ultra U. S. Treasury Bonds contracts	12/20	1,148,050	(13,052)
Short, 6,370 Ultra U. S. Treasury Notes ten year
contracts	12/20	(1,015,617)	986
Net payments (receipts) of variation margin to date			48,222

Variation margin receivable (payable) on open futures contracts			$18,300

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

				Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T Rowe Price Institutional
Floating Rate Fund - Z Class		$(14,573)		$24,376	$6,163
T Rowe Price Institutional High
Yield Fund - Z Class		—		6,923	2,007
T. Rowe Price Government
Reserve Fund		—		—	174
T. Rowe Price Short-Term Fund		—		—	—++
Totals		$(14,573	) #	$31,299	$8,344+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/20	Cost		Cost	8/31/20
T Rowe Price Institutional
Floating Rate Fund - Z Class	$ 641,227	$6,163		$231,724	$440,042
T Rowe Price Institutional
High Yield Fund - Z Class	16,446	219,153		—	242,522
T. Rowe Price Government
Reserve Fund	537,621	¤		¤	643,937
T. Rowe Price Short-Term
Fund	787,151	¤		¤	421,488
Total					$1,747,989^
#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+		Investment income comprised $8,344 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $1,747,601.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE NEW INCOME FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE NEW INCOME FUND

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying
Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 20,969,148	$ —	$ 20,969,148
Bond Mutual Funds	682,564	—	—	682,564
Short-Term Investments	643,937	—	—	643,937
Securities Lending Collateral	421,488	—	—	421,488
Total Securities	1,747,989	20,969,148	—	22,717,137
Swaps	—	6,217	—	6,217
Forward Currency Exchange Contracts	—	12,309	—	12,309
Futures Contracts	18,300	—	—	18,300
Total	$1,766,289	$ 20,987,674	$ —	$ 22,753,963
Liabilities
Swaps	$—	$ 2,100	$ —	$ 2,100
Forward Currency Exchange Contracts	—	751	—	751
Total	$—	$ 2,851	$ —	$ 2,851

[1] Includes Corporate Bonds, Asset-Backed Securities, Bank Loans, Non-U.S. Government Mortgage-Backed
Securities, U. S. Government & Agency Mortgage-Backed Securities, U. S. Government Agency Obligations
(Excluding Mortgage-Backed), Foreign Government Obligations & Municipalities.